Property and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment, net

6. Property and Equipment, Net

Property and equipment consisted of the following, in thousands:

	June 30, 2015	December 31, 2014
Computer equipment	$59	$26
Software	7	2

	66	28
Less: accumulated depreciation	(7)	(1)

Property and equipment, net	$59	$27

4. Property and equipment, net

Property and equipment consisted of the following, in thousands:

December 31, 2014
Computer equipment	$26
Software	2

28
Less: accumulated depreciation	(1)

Property and equipment, net	$27